UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-07885

Name of Fund: Master Mid Cap Index Series of Quantitative Master Series LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, Master Mid Cap Index Series of Quantitative Master Series LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2007

Date of reporting period: 07/01/2007 - 09/30/2007

Item 1 - Schedule of Investments

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 0.5%                  3,999  Alliant Techsystems, Inc. (a)                                      $   437,091
                                            4,900  DRS Technologies, Inc.                                                 270,088
                                                                                                                      -----------
                                                                                                                          707,179
---------------------------------------------------------------------------------------------------------------------------------
Air Freight & Logistics - 0.8%             25,114  Expeditors International Washington, Inc.                            1,187,892
---------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.3%                             9,900  AirTran Holdings, Inc. (a)                                              97,416
                                            4,924  Alaska Air Group, Inc. (a)                                             113,695
                                           21,762  JetBlue Airways Corp. (a)(b)                                           200,646
                                                                                                                      -----------
                                                                                                                          411,757
---------------------------------------------------------------------------------------------------------------------------------
Auto Components - 1.0%                      8,845  ArvinMeritor, Inc.                                                     148,773
                                            6,705  BorgWarner, Inc.                                                       613,709
                                           17,227  Gentex Corp.                                                           369,347
                                            8,811  Lear Corp. (a)                                                         282,833
                                            3,521  Modine Manufacturing Co.                                                93,729
                                                                                                                      -----------
                                                                                                                        1,508,391
---------------------------------------------------------------------------------------------------------------------------------
Automobiles - 0.1%                          3,862  Thor Industries, Inc.                                                  173,751
---------------------------------------------------------------------------------------------------------------------------------
Beverages - 0.4%                            7,100  Hansen Natural Corp. (a)                                               402,428
                                            6,607  PepsiAmericas, Inc.                                                    214,331
                                                                                                                      -----------
                                                                                                                          616,759
---------------------------------------------------------------------------------------------------------------------------------
Biotechnology - 1.2%                        7,930  Cephalon, Inc. (a)                                                     579,366
                                           36,952  Millennium Pharmaceuticals, Inc. (a)                                   375,063
                                           13,588  PDL BioPharma, Inc. (a)                                                293,637
                                           15,654  Vertex Pharmaceuticals, Inc. (a)                                       601,270
                                                                                                                      -----------
                                                                                                                        1,849,336
---------------------------------------------------------------------------------------------------------------------------------
Capital Markets - 1.6%                     14,785  Eaton Vance Corp.                                                      590,809
                                           12,772  Jefferies Group, Inc. New Shares                                       355,445
                                            9,180  Nuveen Investments, Inc. Class A                                       568,609
                                           10,754  Raymond James Financial, Inc.                                          353,269
                                           14,552  SEI Investments Co.                                                    396,979
                                           10,251  Waddell & Reed Financial, Inc. Class A                                 277,085
                                                                                                                      -----------
                                                                                                                        2,542,196
---------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.6%                            9,486  Airgas, Inc.                                                           489,762
                                            9,562  Albemarle Corp.                                                        422,640
                                            7,711  Cabot Corp.                                                            273,972
                                           27,393  Chemtura Corp.                                                         243,524
                                            5,089  Cytec Industries, Inc.                                                 348,037
                                            8,724  FMC Corp.                                                              453,822
                                            5,181  Ferro Corp.                                                            103,516
                                            8,249  Lubrizol Corp.                                                         536,680
                                           29,748  Lyondell Chemical Co.                                                1,378,820
                                            2,387  Minerals Technologies, Inc.                                            159,929
                                            8,948  Olin Corp.                                                             200,256
                                           13,724  RPM International, Inc.                                                328,690
                                            4,866  The Scotts Miracle-Gro Co.                                             208,021
                                            5,124  Sensient Technologies Corp.                                            147,930
                                           11,336  Valspar Corp.                                                          308,453
                                                                                                                      -----------
                                                                                                                        5,604,052
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Commercial Banks - 2.3%                    14,526  Associated Banc-Corp.                                              $   430,405
                                            5,531  Bank of Hawaii Corp.                                                   292,313
                                            5,500  Cathay General Bancorp                                                 177,155
                                            4,987  City National Corp.                                                    346,646
                                           17,500  The Colonial BancGroup, Inc.                                           378,350
                                            7,062  Cullen/Frost Bankers, Inc.                                             353,947
                                            3,370  First Community Bancorp, Inc.                                          184,373
                                            9,329  FirstMerit Corp.                                                       184,341
                                            4,250  SVB Financial Group (a)                                                201,280
                                           13,265  TCF Financial Corp.                                                    347,278
                                            6,264  Webster Financial Corp.                                                263,840
                                            3,564  Westamerica Bancorp. (b)                                               177,523
                                            7,683  Wilmington Trust Corp.                                                 298,869
                                                                                                                      -----------
                                                                                                                        3,636,320
---------------------------------------------------------------------------------------------------------------------------------
Commercial Services & Supplies - 3.1%       5,861  The Brink's Co.                                                        327,513
                                            8,970  ChoicePoint, Inc. (a)                                                  340,142
                                            8,088  Copart, Inc. (a)                                                       278,146
                                            4,425  Corporate Executive Board Co.                                          328,512
                                            5,914  Deluxe Corp.                                                           217,872
                                            7,064  Dun & Bradstreet Corp.                                                 696,581
                                            5,318  HNI Corp.                                                              191,448
                                            7,542  Herman Miller, Inc.                                                    204,690
                                            2,381  Kelly Services, Inc. Class A                                            47,168
                                            5,239  Korn/Ferry International (a)                                            86,496
                                            9,898  Manpower, Inc.                                                         636,936
                                            3,200  Mine Safety Appliances Co.                                             150,752
                                            5,630  Navigant Consulting, Inc. (a)                                           71,276
                                           19,216  Republic Services, Inc. Class A                                        628,555
                                            3,006  Rollins, Inc.                                                           80,230
                                           10,310  Stericycle, Inc. (a)                                                   589,320
                                                                                                                      -----------
                                                                                                                        4,875,637
---------------------------------------------------------------------------------------------------------------------------------
Communications Equipment - 2.2%            44,781  3Com Corp. (a)                                                         221,218
                                           14,108  ADC Telecommunications, Inc. (a)                                       276,658
                                            7,457  Adtran, Inc.                                                           171,735
                                           17,700  Andrew Corp. (a)                                                       245,145
                                            5,783  Avocent Corp. (a)                                                      168,401
                                            7,300  CommScope, Inc. (a)                                                    366,752
                                            4,602  Dycom Industries, Inc. (a)                                             140,959
                                           10,050  F5 Networks, Inc. (a)                                                  373,759
                                           16,139  Harris Corp.                                                           932,673
                                            5,418  Plantronics, Inc.                                                      154,684
                                           11,082  Polycom, Inc. (a)                                                      297,663
                                           14,093  Powerwave Technologies, Inc. (a)                                        86,813
                                           11,388  UTstarcom, Inc. (a)(b)                                                  41,680
                                                                                                                      -----------
                                                                                                                        3,478,140
---------------------------------------------------------------------------------------------------------------------------------
Computers & Peripherals - 1.2%              7,924  Diebold, Inc.                                                          359,908
                                            4,499  Imation Corp.                                                          110,360
                                           21,240  NCR Corp. (a)                                                          504,450
                                           12,600  Palm, Inc. (a)(b)                                                      205,002
                                           26,000  Western Digital Corp. (a)                                              658,320
                                                                                                                      -----------
                                                                                                                        1,838,040
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Construction & Engineering - 1.6%           4,081  Granite Construction, Inc.                                         $   216,375
                                           14,022  Jacobs Engineering Group, Inc. (a)                                   1,059,783
                                           19,810  KBR, Inc. (a)                                                          768,034
                                           19,743  Quanta Services, Inc. (a)                                              522,202
                                                                                                                      -----------
                                                                                                                        2,566,394
---------------------------------------------------------------------------------------------------------------------------------
Construction Materials - 0.7%               5,700  Florida Rock Industries, Inc.                                          356,193
                                            5,003  Martin Marietta Materials, Inc. (b)                                    668,151
                                                                                                                      -----------
                                                                                                                        1,024,344
---------------------------------------------------------------------------------------------------------------------------------
Consumer Finance - 0.3%                    13,806  AmeriCredit Corp. (a)                                                  242,709
                                           10,100  MoneyGram International, Inc.                                          228,159
                                                                                                                      -----------
                                                                                                                          470,868
---------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging - 0.4%              10,388  Packaging Corp. of America                                             301,979
                                           11,420  Sonoco Products Co.                                                    344,656
                                                                                                                      -----------
                                                                                                                          646,635
---------------------------------------------------------------------------------------------------------------------------------
Diversified Consumer Services - 1.4%       10,948  Career Education Corp. (a)                                             306,435
                                           10,338  Corinthian Colleges, Inc. (a)                                          164,478
                                            6,774  DeVry, Inc.                                                            250,706
                                            3,524  ITT Educational Services, Inc. (a)                                     428,836
                                            3,820  Matthews International Corp. Class A                                   167,316
                                            5,162  Regis Corp.                                                            164,719
                                            7,575  Sotheby's Holdings, Inc. Class A                                       362,009
                                            1,750  Strayer Education, Inc.                                                295,102
                                                                                                                      -----------
                                                                                                                        2,139,601
---------------------------------------------------------------------------------------------------------------------------------
Diversified Telecommunication              28,239  Cincinnati Bell, Inc. (a)                                              139,501
Services - 0.3%                             8,890  NeuStar, Inc. Class A (a)                                              304,838
                                                                                                                      -----------
                                                                                                                          444,339
---------------------------------------------------------------------------------------------------------------------------------
Electric Utilities - 1.8%                  13,399  DPL, Inc.                                                              351,858
                                            9,986  Great Plains Energy, Inc.                                              287,697
                                            9,076  Hawaiian Electric Industries, Inc.                                     197,040
                                            5,518  IDACORP, Inc.                                                          180,659
                                           18,616  Northeast Utilities Inc.                                               531,859
                                           23,158  Pepco Holdings, Inc.                                                   627,119
                                           25,318  Sierra Pacific Resources                                               398,252
                                           10,923  Westar Energy, Inc.                                                    268,269
                                                                                                                      -----------
                                                                                                                        2,842,753
---------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment - 1.2%                12,277  Ametek, Inc.                                                           530,612
                                            6,680  Hubbell, Inc. Class B                                                  381,562
                                           10,400  Roper Industries, Inc.                                                 681,200
                                            6,027  Thomas & Betts Corp. (a)                                               353,423
                                                                                                                      -----------
                                                                                                                        1,946,797
---------------------------------------------------------------------------------------------------------------------------------
Electronic Equipment &                     21,000  Amphenol Corp. Class A                                                 834,960
Instruments - 2.5%                         14,213  Arrow Electronics, Inc. (a)                                            604,337
                                           17,613  Avnet, Inc. (a)                                                        702,054
                                            7,157  CDW Corp.                                                              624,090
                                           16,600  Ingram Micro, Inc. Class A (a)                                         325,526
                                            8,783  Kemet Corp. (a)                                                         64,555
                                            6,386  National Instruments Corp.                                             219,231
                                            6,670  Tech Data Corp. (a)                                                    267,600
                                           21,310  Vishay Intertechnology, Inc. (a)                                       277,669
                                                                                                                      -----------
                                                                                                                        3,920,022
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Energy Equipment & Services - 3.7%         12,848  Cameron International Corp. (a)                                    $ 1,185,742
                                            7,527  Exterran Holdings, Inc. (a)                                            604,719
                                           15,276  FMC Technologies, Inc. (a)                                             880,814
                                           15,085  Grant Prideco, Inc. (a)                                                822,434
                                           11,822  Helmerich & Payne, Inc.                                                388,116
                                           18,887  Patterson-UTI Energy, Inc.                                             426,280
                                           19,867  Pride International, Inc. (a)                                          726,139
                                            9,260  Superior Energy Services, Inc. (a)                                     328,174
                                            6,701  Tidewater, Inc.                                                        421,091
                                                                                                                      -----------
                                                                                                                        5,783,509
---------------------------------------------------------------------------------------------------------------------------------
Food & Staples Retailing - 0.3%             7,745  BJ's Wholesale Club, Inc. (a)                                          256,824
                                            4,040  Ruddick Corp.                                                          135,502
                                                                                                                      -----------
                                                                                                                          392,326
---------------------------------------------------------------------------------------------------------------------------------
Food Products - 0.8%                        8,379  Hormel Foods Corp.                                                     299,801
                                            6,920  The J.M. Smucker Co.                                                   369,666
                                            2,661  Lancaster Colony Corp.                                                 101,570
                                           13,980  Smithfield Foods, Inc. (a)                                             440,370
                                            2,836  Tootsie Roll Industries, Inc.                                           75,239
                                                                                                                      -----------
                                                                                                                        1,286,646
---------------------------------------------------------------------------------------------------------------------------------
Gas Utilities - 1.5%                        9,118  AGL Resources, Inc.                                                    361,255
                                           14,515  Equitable Resources, Inc.                                              752,893
                                           10,108  National Fuel Gas Co.                                                  473,155
                                           12,172  Oneok, Inc.                                                            576,953
                                            6,148  WGL Holdings, Inc.                                                     208,356
                                                                                                                      -----------
                                                                                                                        2,372,612
---------------------------------------------------------------------------------------------------------------------------------
Health Care Equipment                       7,269  Advanced Medical Optics, Inc. (a)                                      222,359
& Supplies - 3.4%                           7,533  Beckman Coulter, Inc.                                                  555,634
                                           13,494  Cytyc Corp. (a)                                                        642,989
                                           18,110  Dentsply International, Inc.                                           754,100
                                            6,795  Edwards Lifesciences Corp. (a)                                         335,061
                                            6,375  Gen-Probe, Inc. (a)                                                    424,447
                                            7,055  Hillenbrand Industries, Inc.                                           388,166
                                            4,425  Intuitive Surgical, Inc. (a)                                         1,017,750
                                            5,320  Kyphon, Inc. (a)                                                       372,400
                                            8,900  ResMed, Inc. (a)                                                       381,543
                                            7,894  Steris Corp.                                                           215,743
                                                                                                                      -----------
                                                                                                                        5,310,192
---------------------------------------------------------------------------------------------------------------------------------
Health Care Providers                       5,442  Apria Healthcare Group, Inc. (a)                                       141,546
& Services - 3.0%                          11,406  Community Health Systems, Inc. (a)                                     358,605
                                           29,330  Health Management Associates, Inc. Class A                             203,550
                                           13,213  Health Net, Inc. (a)                                                   714,163
                                           10,278  Henry Schein, Inc. (a)                                                 625,314
                                            3,830  Kindred Healthcare, Inc. (a)                                            68,595
                                            6,933  LifePoint Hospitals, Inc. (a)                                          208,059
                                           10,163  Lincare Holdings, Inc. (a)                                             372,474
                                           13,950  Omnicare, Inc.                                                         462,163
                                            6,200  Psychiatric Solutions, Inc. (a)                                        243,536
                                            6,577  Universal Health Services, Inc. Class B                                357,920
                                            9,550  VCA Antech, Inc. (a)                                                   398,713
                                            4,930  WellCare Health Plans, Inc. (a)                                        519,770
                                                                                                                      -----------
                                                                                                                        4,674,408
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Health Care Technology - 0.3%               7,590  Cerner Corp. (a)                                                   $   453,958
---------------------------------------------------------------------------------------------------------------------------------
Hotels, Restaurants & Leisure - 1.4%        9,301  Applebee's International, Inc.                                         231,409
                                            3,955  Bob Evans Farms, Inc.                                                  119,362
                                            6,320  Boyd Gaming Corp.                                                      270,812
                                           12,625  Brinker International, Inc.                                            346,430
                                            3,154  CBRL Group, Inc.                                                       128,683
                                            8,932  The Cheesecake Factory, Inc. (a)                                       209,634
                                            3,864  International Speedway Corp. Class A                                   177,203
                                            4,090  Life Time Fitness, Inc. (a)(b)                                         250,881
                                            5,843  Ruby Tuesday, Inc.                                                     107,161
                                            7,500  Scientific Games Corp. Class A (a)                                     282,000
                                                                                                                      -----------
                                                                                                                        2,123,575
---------------------------------------------------------------------------------------------------------------------------------
Household Durables - 1.3%                   6,882  American Greetings Corp. Class A                                       181,685
                                            3,324  Blyth, Inc.                                                             67,976
                                            5,901  Furniture Brands International, Inc.                                    59,836
                                            4,533  K. Hovnanian Enterprises, Inc. Class A (a)(b)                           50,271
                                            4,300  MDC Holdings, Inc.                                                     176,042
                                            6,330  Mohawk Industries, Inc. (a)                                            514,629
                                              650  NVR, Inc. (a)                                                          305,662
                                            5,217  Ryland Group, Inc.                                                     111,800
                                           15,277  Toll Brothers, Inc. (a)                                                305,387
                                            7,345  Tupperware Corp.                                                       231,294
                                                                                                                      -----------
                                                                                                                        2,004,582
---------------------------------------------------------------------------------------------------------------------------------
Household Products - 0.7%                   7,443  Church & Dwight Co., Inc.                                              350,119
                                            6,670  Energizer Holdings, Inc. (a)                                           739,369
                                                                                                                      -----------
                                                                                                                        1,089,488
---------------------------------------------------------------------------------------------------------------------------------
IT Services - 2.4%                          7,899  Acxiom Corp.                                                           156,321
                                            9,181  Alliance Data Systems Corp. (a)                                        710,977
                                           15,930  Broadridge Financial Solutions LLC                                     301,874
                                            5,258  CSG Systems International, Inc. (a)                                    111,733
                                           16,625  Ceridian Corp. (a)(f)                                                  577,552
                                           10,154  CheckFree Corp. (a)                                                    472,567
                                            6,357  DST Systems, Inc. (a)                                                  545,494
                                            7,827  Gartner, Inc. Class A (a)                                              191,448
                                            9,270  Global Payments, Inc.                                                  409,919
                                           11,388  MPS Group, Inc. (a)                                                    126,976
                                            4,600  SRA International, Inc. Class A (a)                                    129,168
                                                                                                                      -----------
                                                                                                                        3,734,029
---------------------------------------------------------------------------------------------------------------------------------
Industrial Conglomerates - 0.5%             7,042  Carlisle Cos., Inc.                                                    342,241
                                              781  Sequa Corp. Class A (a)                                                129,474
                                            4,452  Teleflex, Inc.                                                         346,900
                                                                                                                      -----------
                                                                                                                          818,615
---------------------------------------------------------------------------------------------------------------------------------
Insurance - 3.7%                            8,374  American Financial Group, Inc.                                         238,826
                                           10,861  Arthur J. Gallagher & Co.                                              314,643
                                           12,910  Brown & Brown, Inc. (f)                                                339,533
                                            5,540  Commerce Group, Inc.                                                   163,264
                                            7,530  Everest Re Group Ltd.                                                  830,107

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                           26,268  Fidelity National Title Group, Inc. Class A                        $   459,165
                                           11,429  First American Corp.                                                   418,530
                                           13,299  HCC Insurance Holdings, Inc.                                           380,883
                                            5,830  The Hanover Insurance Group, Inc.                                      257,628
                                            4,600  Horace Mann Educators Corp.                                             90,666
                                            3,950  Mercury General Corp.                                                  213,023
                                           26,501  Old Republic International Corp.                                       496,629
                                            8,270  Protective Life Corp.                                                  350,979
                                            5,962  Stancorp Financial Group, Inc.                                         295,179
                                            5,864  Unitrin, Inc.                                                          290,796
                                           19,766  W.R. Berkley Corp.                                                     585,667
                                                                                                                      -----------
                                                                                                                        5,725,518
---------------------------------------------------------------------------------------------------------------------------------
Internet & Catalog Retail - 0.1%            6,140  NetFlix, Inc. (a)(b)                                                   127,221
---------------------------------------------------------------------------------------------------------------------------------
Internet Software & Services - 0.3%         4,900  Digital River, Inc. (a)                                                219,275
                                           11,570  ValueClick, Inc. (a)                                                   259,862
                                                                                                                      -----------
                                                                                                                          479,137
---------------------------------------------------------------------------------------------------------------------------------
Leisure Equipment & Products - 0.1%         7,810  Callaway Golf Co.                                                      125,038
---------------------------------------------------------------------------------------------------------------------------------
Life Sciences Tools & Services - 1.9%       8,400  Affymetrix, Inc. (a)                                                   213,108
                                            7,874  Charles River Laboratories International, Inc. (a)                     442,125
                                            7,618  Covance, Inc. (a)                                                      593,442
                                            5,575  Invitrogen Corp. (a)                                                   455,645
                                           12,000  Pharmaceutical Product Development, Inc.                               425,280
                                            4,425  Techne Corp. (a)                                                       279,129
                                            3,521  Varian, Inc. (a)                                                       223,971
                                            3,560  Ventana Medical Systems, Inc. (a)                                      305,840
                                                                                                                      -----------
                                                                                                                        2,938,540
---------------------------------------------------------------------------------------------------------------------------------
Machinery - 4.4%                           10,605  AGCO Corp. (a)                                                         538,416
                                            5,691  Crane Co.                                                              272,997
                                            8,105  Donaldson Co., Inc.                                                    338,465
                                            5,100  Federal Signal Corp.                                                    78,336
                                            6,614  Flowserve Corp.                                                        503,855
                                            7,983  Graco, Inc.                                                            312,215
                                            9,624  Harsco Corp.                                                           570,414
                                            9,360  IDEX Corp.                                                             340,610
                                           12,762  Joy Global, Inc.                                                       649,075
                                            4,700  Kennametal, Inc.                                                       394,706
                                            4,900  Lincoln Electric Holdings, Inc.                                        380,289
                                            3,799  Nordson Corp.                                                          190,748
                                            8,900  Oshkosh Truck Corp.                                                    551,533
                                           12,054  Pentair, Inc.                                                          399,952
                                            6,510  SPX Corp.                                                              602,566
                                           10,875  Timken Co.                                                             404,006
                                            9,303  Trinity Industries, Inc.                                               349,235
                                                                                                                      -----------
                                                                                                                        6,877,418
---------------------------------------------------------------------------------------------------------------------------------
Marine - 0.2%                               4,821  Alexander & Baldwin, Inc.                                              241,677
---------------------------------------------------------------------------------------------------------------------------------
Media - 1.1%                               10,826  Belo Corp. Class A                                                     187,939
                                            3,943  Catalina Marketing Corp. (a)                                           127,714
                                            3,645  Entercom Communications Corp.                                           70,458
                                            5,580  Getty Images, Inc. (a)                                                 155,347

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                            5,317  Harte-Hanks, Inc.                                                  $   104,639
                                            4,950  John Wiley & Sons, Inc. Class A                                        222,404
                                            4,562  Lee Enterprises, Inc.                                                   71,030
                                            2,931  Media General, Inc. Class A                                             80,632
                                            3,305  Scholastic Corp. (a)                                                   115,212
                                            4,767  Valassis Communications, Inc. (a)                                       42,522
                                              665  The Washington Post Co. Class B                                        533,862
                                                                                                                      -----------
                                                                                                                        1,711,759
---------------------------------------------------------------------------------------------------------------------------------
Metals & Mining - 1.5%                      3,080  Carpenter Technology Corp.                                             400,431
                                            4,870  Cleveland-Cliffs, Inc.                                                 428,414
                                           13,800  Commercial Metals Co.                                                  436,770
                                            7,600  Reliance Steel & Aluminum Co.                                          429,704
                                           10,500  Steel Dynamics, Inc.                                                   490,350
                                            7,627  Worthington Industries, Inc.                                           179,692
                                                                                                                      -----------
                                                                                                                        2,365,361
---------------------------------------------------------------------------------------------------------------------------------
Multi-Utilities - 3.0%                     13,213  Alliant Energy Corp.                                                   506,322
                                           41,635  Aquila, Inc. (a)                                                       166,956
                                            4,674  Black Hills Corp.                                                      191,727
                                           18,081  Energy East Corp.                                                      489,091
                                           20,928  MDU Resources Group, Inc.                                              582,636
                                           12,179  NSTAR                                                                  423,951
                                           11,119  OGE Energy Corp.                                                       368,039
                                            9,374  PNM Resources, Inc.                                                    218,227
                                           13,205  Puget Energy, Inc.                                                     323,126
                                           14,016  SCANA Corp.                                                            542,980
                                            8,526  Vectren Corp.                                                          232,675
                                           14,029  Wisconsin Energy Corp.                                                 631,726
                                                                                                                      -----------
                                                                                                                        4,677,456
---------------------------------------------------------------------------------------------------------------------------------
Multiline Retail - 0.5%                     6,076  99 Cents Only Stores (a)                                                62,401
                                           11,413  Dollar Tree Stores, Inc. (a)                                           462,683
                                           17,171  Saks, Inc.                                                             294,483
                                                                                                                      -----------
                                                                                                                          819,567
---------------------------------------------------------------------------------------------------------------------------------
Office Electronics - 0.2%                   7,796  Zebra Technologies Corp. Class A (a)                                   284,476
---------------------------------------------------------------------------------------------------------------------------------
Oil, Gas & Consumable Fuels - 5.0%         16,510  Arch Coal, Inc.                                                        557,047
                                            3,780  Bill Barrett Corp. (a)                                                 148,970
                                            9,400  Cimarex Energy Co.                                                     350,150
                                           14,350  Denbury Resources, Inc. (a)                                            641,301
                                            6,520  Encore Acquisition Co. (a)                                             206,358
                                           10,007  Forest Oil Corp. (a)                                                   430,701
                                           12,700  Frontier Oil Corp.                                                     528,828
                                           15,515  Newfield Exploration Co. (a)                                           747,202
                                           20,105  Noble Energy, Inc. (b)                                               1,408,154
                                            3,174  Overseas Shipholding Group, Inc.                                       243,858
                                           14,454  Pioneer Natural Resources Co.                                          650,141
                                            8,694  Plains Exploration & Production Co. (a)                                384,449
                                            6,639  Pogo Producing Co.                                                     352,597
                                            6,200  Quicksilver Resources, Inc. (a)                                        291,710
                                           20,000  Southwestern Energy Co. (a)                                            837,000
                                                                                                                      -----------
                                                                                                                        7,778,466
---------------------------------------------------------------------------------------------------------------------------------

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products - 0.2%              7,030  Bowater, Inc. (b)                                                  $   104,888
                                           12,710  Louisiana-Pacific Corp.                                                215,689
                                                                                                                      -----------
                                                                                                                          320,577
---------------------------------------------------------------------------------------------------------------------------------
Personal Products - 0.3%                   10,100  Alberto-Culver Co.                                                     250,379
                                            6,800  NBTY, Inc. (a)                                                         276,080
                                                                                                                      -----------
                                                                                                                          526,459
---------------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.9%                     15,980  Endo Pharmaceuticals Holdings, Inc. (a)                                495,540
                                            6,800  Medicis Pharmaceutical Corp. Class A                                   207,468
                                            4,183  Par Pharmaceutical Cos., Inc. (a)                                       77,636
                                            8,783  Perrigo Co.                                                            187,517
                                           12,370  Sepracor, Inc. (a)                                                     340,175
                                           11,173  Valeant Pharmaceuticals International                                  172,958
                                                                                                                      -----------
                                                                                                                        1,481,294
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                     11,696  AMB Property Corp.                                                     699,538
Trusts (REITs) - 3.9%                       4,790  Cousins Properties, Inc.                                               140,634
                                           16,110  Duke Realty Corp.                                                      544,679
                                            3,960  Equity One, Inc.                                                       107,712
                                            6,364  Highwoods Properties, Inc.                                             233,368
                                           10,910  Hospitality Properties Trust                                           443,491
                                           10,598  Liberty Property Trust                                                 426,146
                                            8,600  The Macerich Co.                                                       753,188
                                            8,265  Mack-Cali Realty Corp.                                                 339,691
                                           11,030  Nationwide Health Properties, Inc.                                     332,334
                                            4,363  Potlatch Corp.                                                         196,466
                                            9,416  Rayonier, Inc.                                                         452,345
                                            8,025  Regency Centers Corp.                                                  615,919
                                           16,275  UDR, Inc.                                                              395,808
                                            9,275  Weingarten Realty Investors                                            384,541
                                                                                                                      -----------
                                                                                                                        6,065,860
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Management &                    4,520  Jones Lang LaSalle, Inc.                                               464,475
Development - 0.3%
---------------------------------------------------------------------------------------------------------------------------------
Road & Rail - 0.7%                         11,860  Avis Budget Group, Inc. (a)                                            271,475
                                            5,495  Con-way, Inc.                                                          252,770
                                           11,396  J.B. Hunt Transport Services, Inc.                                     299,715
                                            6,033  Werner Enterprises, Inc.                                               103,466
                                            7,006  YRC Worldwide, Inc. (a)                                                191,404
                                                                                                                      -----------
                                                                                                                        1,118,830
---------------------------------------------------------------------------------------------------------------------------------
Semiconductors & Semiconductor             56,070  Atmel Corp. (a)                                                        289,321
Equipment - 2.7%                            9,943  Cree, Inc. (a)(b)                                                      309,227
                                           18,127  Cypress Semiconductor Corp. (a)                                        529,490
                                           14,107  Fairchild Semiconductor International, Inc. (a)                        263,519
                                           23,020  Integrated Device Technology, Inc. (a)                                 356,350
                                            8,724  International Rectifier Corp. (a)                                      287,805
                                           15,963  Intersil Corp. Class A                                                 533,643
                                           14,659  Lam Research Corp. (a)                                                 780,738
                                           12,423  Lattice Semiconductor Corp. (a)                                         55,779
                                            5,967  Micrel, Inc.                                                            64,444
                                           23,871  RF Micro Devices, Inc. (a)                                             160,652

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                            7,807  Semtech Corp. (a)                                                  $   159,887
                                            6,664  Silicon Laboratories, Inc. (a)                                         278,289
                                           14,845  TriQuint Semiconductor, Inc. (a)                                        72,889
                                                                                                                      -----------
                                                                                                                        4,142,033
---------------------------------------------------------------------------------------------------------------------------------
Software - 2.7%                             4,621  ACI Worldwide, Inc. (a)                                                103,279
                                           33,921  Activision, Inc. (a)(f)                                                732,354
                                            1,900  Advent Software, Inc. (a)                                               89,243
                                           33,029  Cadence Design Systems, Inc. (a)                                       732,914
                                            6,736  Fair Isaac Corp.                                                       243,237
                                            8,817  Jack Henry & Associates, Inc.                                          228,008
                                            6,502  Macrovision Corp. (a)                                                  160,144
                                           18,737  McAfee, Inc. (a)                                                       653,359
                                           10,743  Mentor Graphics Corp. (a)                                              162,219
                                           13,800  Parametric Technology Corp. (a)                                        240,396
                                           11,039  Sybase, Inc. (a)                                                       255,332
                                           16,669  Synopsys, Inc. (a)                                                     451,397
                                            8,283  Wind River Systems, Inc. (a)                                            97,491
                                                                                                                      -----------
                                                                                                                        4,149,373
---------------------------------------------------------------------------------------------------------------------------------
Specialty Retail - 4.4%                    12,175  Advance Auto Parts, Inc.                                               408,593
                                            9,350  Aeropostale, Inc. (a)                                                  178,211
                                           25,427  American Eagle Outfitters, Inc.                                        668,984
                                            7,500  AnnTaylor Stores Corp. (a)                                             237,525
                                            6,176  Barnes & Noble, Inc.                                                   217,766
                                            7,283  Borders Group, Inc.                                                     97,082
                                           25,222  Carmax, Inc. (a)(f)                                                    512,763
                                           15,100  Charming Shoppes, Inc. (a)                                             126,840
                                           20,184  Chico's FAS, Inc. (a)                                                  283,585
                                            6,700  Coldwater Creek, Inc. (a)                                               72,762
                                            8,045  Collective Brands, Inc. (a)                                            177,473
                                            4,720  Dick's Sporting Goods, Inc. (a)                                        316,948
                                           17,925  Foot Locker, Inc.                                                      274,790
                                           18,600  GameStop Corp. Class A (a)                                           1,048,110
                                           13,123  O'Reilly Automotive, Inc. (a)                                          438,439
                                            8,573  Pacific Sunwear of California, Inc. (a)                                126,880
                                           15,441  PetSmart, Inc.                                                         492,568
                                            8,382  Rent-A-Center, Inc. (a)                                                151,966
                                           16,481  Ross Stores, Inc.                                                      422,573
                                           12,875  Urban Outfitters, Inc. (a)                                             280,675
                                           10,869  Williams-Sonoma, Inc.                                                  354,547
                                                                                                                      -----------
                                                                                                                        6,889,080
---------------------------------------------------------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods - 0.6%    10,900  Hanesbrands, Inc. (a)                                                  305,854
                                            6,670  Phillips-Van Heusen Corp.                                              350,042
                                            6,286  Timberland Co. Class A (a)                                             119,183
                                            5,310  The Warnaco Group, Inc. (a)                                            207,462
                                                                                                                      -----------
                                                                                                                          982,541
---------------------------------------------------------------------------------------------------------------------------------
Thrifts & Mortgage Finance - 1.4%           9,329  Astoria Financial Corp.                                                247,498
                                           12,900  First Niagara Financial Group, Inc.                                    182,535
                                            8,751  IndyMac Bancorp, Inc. (b)                                              206,611
                                           36,788  New York Community Bancorp, Inc.                                       700,811

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

                                           Shares
Industry                                     Held  Common Stocks                                                        Value
---------------------------------------------------------------------------------------------------------------------------------
                                           10,329  The PMI Group, Inc.                                                $   337,758
                                            9,161  Radian Group, Inc.                                                     213,268
                                            9,813  Washington Federal, Inc.                                               257,689
                                                                                                                      -----------
                                                                                                                        2,146,170
---------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.1%                              3,152  Universal Corp.                                                        154,290
---------------------------------------------------------------------------------------------------------------------------------
Trading Companies & Distributors - 0.9%    14,802  Fastenal Co.                                                           672,159
                                            5,695  GATX Corp.                                                             243,461
                                            5,800  MSC Industrial Direct Co. Class A                                      293,422
                                            8,299  United Rentals, Inc. (a)                                               266,979
                                                                                                                      -----------
                                                                                                                        1,476,021
---------------------------------------------------------------------------------------------------------------------------------
Water Utilities - 0.2%                     16,101  Aqua America, Inc. (b)                                                 365,171
---------------------------------------------------------------------------------------------------------------------------------
Wireless Telecommunication                  6,958  Telephone & Data Systems, Inc.                                         464,447
Services - 0.5%                             5,583  Telephone & Data Systems, Inc. (Special Shares)                        346,146
                                                                                                                      -----------
                                                                                                                          810,593
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Common Stocks (Cost - $102,620,989) - 89.6%                  139,719,544
---------------------------------------------------------------------------------------------------------------------------------
                                       Beneficial
                                         Interest  Short-Term Securities
---------------------------------------------------------------------------------------------------------------------------------
                                     $ 16,298,117  BlackRock Liquidity Series, LLC Cash Sweep
                                                   Series, 5.22% (c)(d)                                                16,298,117
                                        3,958,300  BlackRock Liquidity Series, LLC Money Market
                                                   Series, 5.26% (c)(d)(e)                                              3,958,300
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Short-Term Securities
                                                   (Cost - $20,256,417) - 13.0%                                        20,256,417
---------------------------------------------------------------------------------------------------------------------------------
                                                   Total Investments (Cost - $122,877,406*) - 102.6%                  159,975,961

                                                   Liabilities in Excess of Other Assets - (2.6%)                      (4,122,510)
                                                                                                                     ------------
                                                   Net Assets - 100.0%                                               $155,853,451
                                                                                                                     ============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 123,872,291
                                                                  =============
      Gross unrealized appreciation                               $  39,708,449
      Gross unrealized depreciation                                  (3,604,779)
                                                                  -------------
      Net unrealized appreciation                                 $  36,103,670
                                                                  =============

(a)   Non-income producing security.
(b)   Security, or a portion of security, is on loan.
(c) Investments in companies considered to be an affiliate of the Master LLC, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity              Interest Income
      -------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series         $    7,292,180                 $ 608,754
      BlackRock Liquidity Series, LLC Money Market Series       $    2,529,800                 $  15,037
      -------------------------------------------------------------------------------------------------------

(d)   Represents the current yield as of September 30, 2007.
(e)   Security was purchased with the cash proceeds from securities loans.
(f) All or a portion of security held as collateral in connection with open financial futures contracts.

Master Mid Cap Index Series
Schedule of Investments as of September 30, 2007 (Unaudited)

o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      ---------------------------------------------------------------------------------------------
      Number                                      Expiration           Face            Unrealized
      of Contracts            Issue                  Date              Value           Appreciation
      ---------------------------------------------------------------------------------------------
         37            S&P 400 MidCap Futures    December 2007      $  16,095,817       $ 430,233
      ---------------------------------------------------------------------------------------------

Item 2 - Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Mid Cap Index Series of Quantitative Master Series LLC


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke,
    Chief Executive Officer (principal executive officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2007


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews,
    Chief Financial Officer (principal financial officer) of
    Master Mid Cap Index Series of Quantitative Master Series LLC

Date: November 20, 2007